Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2020
Shareholders' equity
Schedule of treasury shares held

Shares to be cancelled (1)	23,284,409
including shares repurchased during Q4 2019	11,051,144
Including shares repurchased during Q1 2020	12,233,265
Shares to be allocated as part of free share grant plans (2)	5,422,189
including the 2017 Plan	4,356,044
including the 2018 Plan	1,001,529
including shares intended to be allocated to new share purchase options plans or to new share performance plans	64,616
Total Treasury shares (1)+(2)	28,706,598

Schedule of information about dividends paid

Dividend 2019	First interim	Second interim	Third interim	Final
Amount	€0.66	€0.66	€0.68	€0.68
Set date	April 25, 2019	July 24, 2019	October 29, 2019	May 29, 2020
Ex-dividend date	September 27, 2019	January 6, 2020	March 30, 2020	June 29, 2020
Payment date	October 1st, 2019	January 8, 2020	April 1st, 2020	July 16, 2020
Option for the scrip dividend
Issue price	—	—	—	€28.80(1)
Number of shares subscribed	—	—	—	38,063,688

(1) This price is equal to 90% of the average Euronext Paris opening prices of the TOTAL shares for the twenty trading days preceding the Shareholders' Meeting of May 29, 2020, reduced by the amount of the final dividend and rounded up to the nearest cent.

Detail of other comprehensive income

Detail of other comprehensive income is presented in the table below:

(M$)		1st half 2020		1st half 2019
Actuarial gains and losses		(223)		(59)

Change in fair value of investments in equity instruments		(74)		107

Tax effect		86		14
Currency translation adjustment generated by the parent company		(196)		(474)
Sub-total items not potentially reclassifiable to profit and loss		(407)		(412)

Currency translation adjustment		(940)		187
- unrealized gain/(loss) of the period	(907)		233
- less gain/(loss) included in net income	33		46

Cash flow hedge		(1,293)		(373)
- unrealized gain/(loss) of the period	(1,317)		(303)
- less gain/(loss) included in net income	(24)		70

Variation of foreign currency basis spread		70		54
- unrealized gain/(loss) of the period	42		25
- less gain/(loss) included in net income	(28)		(29)

Share of other comprehensive income of equity affiliates, net amount		(927)		253
- unrealized gain/(loss) of the period	(936)		265
- less gain/(loss) included in net income	(9)		12

Other		3		2

Tax effect		367		107
Sub-total items potentially reclassifiable to profit and loss		(2,720)		230
Total other comprehensive income, net amount		(3,127)		(182)

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2020			1st half 2019
(M$)	Pre-tax amount	Tax effect	Net amount	Pre-tax amount	Tax effect	Net amount
Actuarial gains and losses	(223)	56	(167)	(59)	16	(43)
Change in fair value of investments in equity instruments	(74)	30	(44)	107	(2)	105
Currency translation adjustment generated by the parent company	(196)	—	(196)	(474)	—	(474)
Sub-total items not potentially reclassifiable to profit and loss	(493)	86	(407)	(426)	14	(412)
Currency translation adjustment	(940)	—	(940)	187	—	187
Cash flow hedge	(1,293)	389	(904)	(373)	125	(248)
Variation of foreign currency basis spread	70	(22)	48	54	(18)	36
Share of other comprehensive income of equity affiliates, net amount	(927)	—	(927)	253	—	253
Other	3	—	3	2	—	2
Sub-total items potentially reclassifiable to profit and loss	(3,087)	367	(2,720)	123	107	230
Total other comprehensive income	(3,580)	453	(3,127)	(303)	121	(182)